Neuberger Berman NVIT Multi Cap Opportunities Fund
FUND SUMMARY: NEUBERGER BERMAN NVIT MULTI CAP OPPORTUNITIES FUND
Objective
The Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman NVIT Multi Cap Opportunities Fund	Class I Shares	Class II Shares
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.25%	0.10%
Acquire Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.86%	0.96%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Neuberger Berman NVIT Multi Cap Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	88	274	477	1,061
Class II Shares	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125.03% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests primarily in equity securities of companies of any market capitalization, including small-cap and mid-cap companies, and in any sector that, in the opinion of the subadviser, exhibit characteristics that are consistent with a growth style or a value style of investing. "Growth" investing means investing in companies whose earnings the Fund's subadviser believes are expected to grow consistently faster than those of other companies. "Value" investing means investing in stocks of companies that the Fund's subadviser believes to be trading at prices that do not reflect a company's intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary.

Using a fundamental, bottom-up research approach, the Fund's subadviser performs both quantitative and qualitative analysis in an effort to identify companies that the subadviser believes have the potential to increase in value. The subadviser employs disciplined valuation criteria and dynamic price limits to determine when to buy a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors.

Under normal market conditions, the Fund typically will hold a limited number of stocks. At times, the subadviser may emphasize certain sectors that it believes will benefit from market or economic trends. The Fund also invests in stocks of special situation companies, which are companies that have experienced significant business problems but which the subadviser believes have favorable prospects for recovery.

The subadviser follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. The Fund may invest in stocks of foreign companies.

The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small- and mid-cap risks – small and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve more risk.

Sector risk – if the Fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

Value style risk – value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Special situation companies risk – these are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility.

In addition to these risks, the Fund's portfolio managers may select securities that underperform the stock market, the Fund's benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark from the Russell 1000 Value Index to the S&P 500 Index. The Fund’s investment adviser believes that the S&P 500 Index more appropriately reflects the investment strategies of the Fund’s current portfolio managers. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 25.24% – 2nd qtr. of 2009 Worst Quarter: -23.16% – 3rd qtr. of 2011
Average Annual Total Returns (For Periods Ended December 31, 2012)
Average Annual Total Returns Neuberger Berman NVIT Multi Cap Opportunities Fund	1 Year	Since Inception	Inception Date
Class I shares	16.94%	0.26%	Mar. 25, 2008
Class II shares	16.84%	0.08%	Mar. 25, 2008
S&P 500® Index (reflects no deduction for fees or expenses)	16.00%	3.45%	Mar. 25, 2008
Russell 1000 Value Index (reflects no deduction for fees or expenses)	17.51%	2.09%	Mar. 25, 2008